Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital	Capital Reserve	Share Option and Warrants Reserve	Foreign Exchange Translation Reserve	Retained Earnings/Accumulated Deficit
Beginning balance at Dec. 31, 2018	$ 8,051	$ 57	$ 9,772	$ 129		$ (1,907)
Transactions with owners
Issue of share capital	6,239	4	6,235
Movements in share option and warrants reserve	492			492
Increase (decrease) through transactions with owners, equity	6,731	4	6,235	492
Comprehensive income (loss)
Net income (loss)	(1,901)					(1,901)
Exchange differences on translating foreign currencies	50				$ 50
Ending balance at Dec. 31, 2019	12,931	61	16,007	621	50	(3,808)
Transactions with owners
Issue of share capital	3,430	3	3,427
Movements in share option and warrants reserve	220		545	(325)
Increase (decrease) through transactions with owners, equity	3,650	3	3,972	(325)
Comprehensive income (loss)
Net income (loss)	15,151					15,151
Exchange differences on translating foreign currencies	2,480				2,480
Ending balance at Dec. 31, 2020	34,212	64	19,979	296	2,530	11,343
Transactions with owners
Issue of share capital, net of issuance costs	35,910		35,910
Transfer between reserves		(64)	64
Movements in share option and warrants reserve	2,146			2,146
Increase (decrease) through transactions with owners, equity	38,056	$ (64)	35,974	2,146
Comprehensive income (loss)
Net income (loss)	12,453					12,453
Exchange differences on translating foreign currencies	(4,812)				(4,812)
Ending balance at Dec. 31, 2021	$ 79,909		$ 55,953	$ 2,442	$ (2,282)	$ 23,796